SHARE-BASED COMPENSATION - Non-vested Share Option Activity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 ¥ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Share-Based Compensation
Non-vested at the beginning of the period (in shares)	2,703,069	2,703,069		2,570,297		2,495,346
Granted (in shares)	1,169,728	1,169,728		1,320,672		1,279,872
Vested (in shares)	(1,182,589)	(1,182,589)		(1,132,050)		(1,085,019)
Forfeited (in shares)	(53,557)	(53,557)		(55,850)		(119,902)
Non-vested at the end of the period (in shares)	2,636,651	2,636,651		2,703,069		2,570,297	2,495,346	2,495,346
Expected to vest at the end of the period (in shares)	2,382,421								2,382,421
Weighted average grant-date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 17.29		$ 12.86		$ 10.37
Granted (in dollars or CNY per share) | (per share)	22.12	¥ 153.95	21.53	¥ 148.05	15.62	¥ 101.63	¥ 101.63
Vested (in dollars per share) | $ / shares	15.99		12.51		10.50
Forfeited (in dollars per share) | $ / shares	18.16		10.83		10.55
Non-vested at the end of the period (in dollars per share) | $ / shares	20.00		$ 17.29		$ 12.86			$ 10.37
Expected to vest at the end of the period (in dollars per share) | $ / shares	$ 19.99
Capitalized share-based compensation costs | ¥		¥ 0		¥ 0		¥ 0
Share-based compensation	$ 18,078	125,854		100,183		85,968
Fair value of share options vested	18,909	¥ 131,641		97,364		¥ 74,100
Unrecognized share-based compensation cost related to non-vested share options	$ 52,728								¥ 367,082
Weighted average vesting period	2 years 11 months 15 days	2 years 11 months 15 days
Lagou Stock Option Plans
Weighted average grant-date fair value
Share-based compensation	$ 42	¥ 295		¥ 4,782
Unrecognized share-based compensation cost related to non-vested share options	$ 325								¥ 2,263
Weighted average vesting period	3 years 21 days	3 years 21 days